Sullivan & Worcester LLP                     T 202 775 1200
 1666 K Street, NW                            F 202 293 2275
 Washington, DC 20006                         www.sandw.com




                                            June 30, 2010




VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                      650 High Income Fund, Inc.
                            CIK 0001000401
                         (File No. 811-07359)

Ladies and Gentlemen:

         Pursuant to the Securities Exchange Act of 1934, as amended, and Rule 14c-5(a) thereunder, enclosed for filing electronically is the preliminary information statement on Schedule 14C of 650 High Income Fund, Inc.

         Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1227.

                                            Very truly yours,

                                            /s/ Arie Heijkoop, Jr.
                                            --------------------------
                                            Arie Heijkoop, Jr.

Enclosures

cc:      Josielyne Pacifico